EXPENDITURE COMMITMENTS (Detail Textual)	12 Months Ended
Jun. 30, 2018 AUD ($) Lease
Disclosure of finance lease and operating lease by lessee [line items]
Commitments under non-cancellable operating lease contract	$ 227,006
Number of non-cancellable leases | Lease	2
Termination notice period for research and development contracts	30 days
Research and development termination commitments	$ 1,800,000
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Commitments under non-cancellable operating lease contract	$ 115,885
Term of non-cancellable property lease	36 months
Greater than one year but less than three years
Disclosure of finance lease and operating lease by lessee [line items]
Commitments under non-cancellable operating lease contract	$ 111,121
Term of non-cancellable property lease	24 months